LONG-TERM PREPAID EXPENSES, NET - Additional information (Details)				6 Months Ended			12 Months Ended
	Feb. 24, 2026 item	Jan. 06, 2026 item	Jan. 06, 2025 item	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) individual	Mar. 31, 2026 USD ($) item	Sep. 30, 2025 USD ($) individual
LONG-TERM PREPAID EXPENSES, NET
Marketing expenses				$ 500,000	$ 500,000	$ 500,000	$ 500,000
Marketing expense, term of service				24 months
Service costs				$ 4,602,333	4,602,333	$ 4,602,333	$ 1,850,000
Number of new service agreements | item						2
Number of vendors new service agreements | item						2
Additional prepaid service cost noncurrent				2,104,394	2,104,394	$ 2,104,394
Amortization of long-term prepaid expenses				$ 1,267,056	$ 1,267,056	$ 1,267,056
Minimum
LONG-TERM PREPAID EXPENSES, NET
Service cost, term of service				2 years
Maximum
LONG-TERM PREPAID EXPENSES, NET
Service cost, term of service				3 years
Service providers
LONG-TERM PREPAID EXPENSES, NET
Number of employees	4	3	3		4	3	2